GROUP STRUCTURE (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group Structure
Net cash generated by operating activities		$ 116	$ 211
Net cash used in investing activities		(166)	(86)
Net cash used in financing activities		(7)	(73)
(Decrease) Increase in cash and cash equivalents		(57)	52
Cash and cash equivalents at the beginning of the year		52	9
Effect of devaluation and inflation on cash and cash equivalents		5	(9)
Cash and cash equivalents at the end of the year			$ 52